Investments - Company's Combined Proportionate Share of Major Components of Financial Statements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Current assets	$ 14,037	$ 12,525
Current liabilities	13,234	10,998
Net income	1,286	641
Equity Method Investee [Member]
Schedule of Equity Method Investments [Line Items]
Current assets	2,516	2,266
Non-current assets	1,884	1,866
Current liabilities	1,702	1,555
Long-term liabilities	876	715
Sales	5,008	4,447
Cost of goods sold & expenses	4,863	4,363
Net income	$ 145	$ 84